Recent Accounting Pronouncements-management Has Considered All Recent Accounting Pronouncements. The Following Pronouncement Was Deemed Applicable To Our Financial Statements. (Policies)	3 Months Ended
Nov. 30, 2014
Policies
Recent Accounting Pronouncements-management Has Considered All Recent Accounting Pronouncements. The Following Pronouncement Was Deemed Applicable To Our Financial Statements.

Recent Accounting Pronouncements—Management has considered all recent accounting pronouncements.  The following pronouncement was deemed applicable to our financial statements.

In July of 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-13,"Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." The provisions of ASU No. 2013-11 require an entity to present an unrecognized tax benefit, or portion thereof, in the statement of financial position as a reduction to a deferred tax asset for a net operating loss carryforward or a tax credit carryforward, with certain exceptions related to availability. ASU No. 2013-11 is effective for interim and annual reporting periods beginning after December 15, 2013. The adoption of ASU No. 2013-11 is not expected to have a material impact on the Company's Financial Statements until the Company can reasonably project future income. As such, the Company will disclose the Reserve pertaining to the NOL Carryforward in the Notes to the Financial Statements until such time as the Company is able to present the unrecognized NOL in the statement of financial position.

In April of 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements and Property Plant, and Equipment Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in this Update affect an entity that has a component that is disposed of or held for sale. We are evaluating the inclusion of this information should it apply in the future. This pronouncement will be adopted should it become relevant.

In June of 2014, the FASB issued ASU 2014-10, “Development State Entities Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, the amendments in this Update affect entities that are development stage entities under U.S. GAAP. A development stage entity is defined in the Master Glossary of the Accounting Standards Codification as follows: An entity devoting substantially all of its efforts to establishing anew business and for which either of the following conditions exists:

a. Planned principal operations have not commenced.

b. Planned principal operations have commenced, but there has been no significant revenue therefrom.

This update applies to the Company as no significant revenue has been received, although there will be no significant impact on the financial statements since the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. This amendment will become effective as of December 15, 2014 for the Company, after which the presentation of the financial statements will be revised as noted above.

In August of 2014, the FASB issued ASU 2014-15,”Presentation of Financial Statements—Going Concern (Subtopic 205-40) Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this Update apply to all entities and will become effective as of the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company will implement this Update if substantial doubt is ever raised about the Company’s ability to continue as a going concern within one year after the financial statements are issued or at the date the financial statements are available to be issue when applicable.